Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

	Software	Trademark	Intellectual Property	Customer relationship	Goodwill	Others	Total
At December 31, 2019	1,665	—	2,462	2,310	11,941	—	18,378

Acquisitions of subsidiary (note 3)	—	—	729	—	380	—	1,109
Disposals/write-downs	—	—	—	—	(117)	—	(117)
Amortization	(227)	—	(154)	(429)	—	—	(810)
Exchange rate effect	(284)	—	(562)	(302)	(2,319)	—	(3,467)

At December 31, 2020	1,154	—	2,475	1,579	9,885	—	15,093

Acquisitions (i)	—	—	—	—	—	368	368
Acquisitions of subsidiary (note 3)	1,519	220	—	6,781	12,535	145	21,200
Amortization	(463)	(12)	(394)	(1,100)	—	(37)	(2,006)
Exchange rate effect	(426)	(13)	(134)	404	(822)	(20)	(1,011)

At December 31, 2021	1,784	195	1,947	7,664	21,598	456	33,644

(i)
On August 04, 2021, the Group signed a share purchase agreement to acquire Guava Desenvolvimento De Software LTDA. - ME (“Guava”), which was merged into VTEX BRA on December 15, 2021. The agreement has the primary purpose of obtaining access to Guava’s key employees for the VTEX design and software teams. The value attributed to the assembled workforce intangible asset should include the value of that workforce’s skills.